Shareholder Report, Average Annual Return (Details)		12 Months Ended	20 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		0.40%	1.94%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	1.89%
Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Benchmark
Average Annual Return, Percent	[1]	0.41%	2.91%
Bloomberg U.S. Long Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Credit Index
Average Annual Return, Percent		(2.01%)	1.63%

[1]
†	The Fund’s Composite Benchmark is comprised of 60% Bloomberg U.S Long Credit Index and 40% Bloomberg U.S. Intermediate Credit Index.